Timberline Small Cap Growth Fund (Prospectus Summary) | Timberline Small Cap Growth Fund
TIMBERLINE SMALL CAP GROWTH FUND
Investment Objective
The Timberline Small Cap Growth Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 10 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Timberline Small Cap Growth Fund	Class A		Advisor Class	Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%	1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Timberline Small Cap Growth Fund		Class A	Advisor Class	Institutional Class
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	0.25%	none
Other Expenses		2.42%	2.36%	2.45%
Total Annual Fund Operating Expenses	[1]	3.67%	3.61%	3.45%
Fee Waiver and/or Expense Reimbursement	[1]	(2.19%)	(2.13%)	(2.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.48%	1.48%	1.23%
[1]	Timberline Asset Management LLC ("Timberline" or the "Adviser"), formerly TW Asset Management LLC, has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.23% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Fund's Class A and Advisor Class shares and $1,000,000 (investment minimum) in Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timberline Small Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	717	1,237	1,998	3,992
Advisor Class	151	696	1,491	3,579
Institutional Class	12,532	62,974	139,601	341,804

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
104.56% of the average value of its portfolio.
Summary of Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities of small capitalization U.S.
companies. The Adviser considers small capitalization companies to be those with market capitalizations within the range of the market capitalization of companies in the Russell 2000® Index, which as of June 30, 2012, was $10.7 million to $3.8 billion.

Through analyzing public filings, in-depth research and interviews with company management, competitors, suppliers and customers, the Adviser seeks to identify companies with shareholder-oriented management teams, strong revenue growth and earnings growth, and strong positioning relative to its competitors.

The Adviser then applies various valuation techniques to each company to develop price points and a risk/reward profile, which, along with other factors such as a company's potential price volatility, it uses to allocate capital among the
Fund's holdings.

The Adviser generally will sell or reduce an investment position if it believes:

• The initial reasons it bought the security are no longer valid;

• The risk versus reward profile of an investment position is no longer favorable;

• Adjustments are appropriate in light of capital allocation targets within or across industry sectors or risk management parameters; or

• A better investment opportunity exists.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

o Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the
Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Small-Cap Securities Risk: Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of large-cap companies and therefore may involve greater risk.
Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past four calendar years and show how the average annual total returns for one year and since inception compare with those of the Russell 2000® Growth Index, a measure of the performance of the small-cap growth segment of the U.S. equity universe.
The Fund is the successor to the TW Small Cap Growth Fund I, L.P., an unregistered pooled investment vehicle (the "Predecessor Fund"), which transferred all of its assets to the Fund in connection with the Fund's commencement of operations as a registered investment company on December 31, 2010. The Predecessor Fund was managed by Timberline Asset Management LLC, the same adviser and portfolio manager that currently manages the Fund, and had identical investment objectives and strategies to those of the Fund. The performance includes the performance of the
Predecessor Fund prior to the commencement of the Fund's operations. The Predecessor
Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Class shares of the Fund set forth in the
"Annual Fund Operating Expenses" table above. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended
(the "1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal
Revenue Code of 1986, as amended (the "Code"). If the Predecessor Fund had been registered under the 1940 Act its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Annual Total Return of the Fund For Past Four Calendar Years

Calendar Year-to-Date Total Return as of June 30, 2012: 8.48% Best Quarter Worst Quarter 27.16% -26.53% June 30, 2009 December 31, 2008
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Timberline Small Cap Growth Fund	Label		1 Year	Since Inception		Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Inception Date Tertiary
Class A	Class A Shares Return Before Taxes			(12.71%)		Feb. 03, 2011
Advisor Class	Advisor Class Shares Return Before Taxes			(17.51%)		Mar. 16, 2011
Institutional Class	Institutional Class Shares Return Before Taxes		(1.84%)	0.80%	[1]	Nov. 01, 2007
Institutional Class After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	[2]	(2.77%)			Nov. 01, 2007
Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Shares	[2]	(1.20%)			Nov. 01, 2007
Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	[3]	(2.91%)	0.15%		Nov. 01, 2007	(4.80%)	Feb. 03, 2011	(3.53%)	Mar. 16, 2011
[1]	This performance information reflects the performance of the Fund and the Predecessor Fund prior to the commencement of the Fund's operations as a registered investment company on December 31, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The returns shown in the table are for Institutional Class shares only. The returns for other classes of shares offered by the Fund will differ from the Institutional Class share returns.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are not available for periods prior to the Fund's commencement of operations as a registered investment company on December 31, 2010. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The "Return After Taxes on Distributions and Sale of Shares" for the Institutional Class shares is higher than the "Return Before Taxes" and/or the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods. After-tax returns shown are for Institutional Class shares; after-tax returns for Class A and Advisor Class shares will vary.
[3]	The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.